UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of May 31, 2013

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (54.3%)
2	Fannie Mae Discount Notes	0.140%	6/10/13	88,425	88,422
2	Fannie Mae Discount Notes	0.120%–0.130%	6/12/13	270,934	270,924
2	Fannie Mae Discount Notes	0.137%	6/19/13	134,900	134,891
2	Fannie Mae Discount Notes	0.120%	6/20/13	50,000	49,997
2	Fannie Mae Discount Notes	0.070%	7/2/13	15,000	14,999
2	Fannie Mae Discount Notes	0.085%–0.135%	7/10/13	88,565	88,556
2	Fannie Mae Discount Notes	0.130%	7/19/13	71,000	70,988
2	Fannie Mae Discount Notes	0.110%	7/23/13	135,000	134,979
2	Fannie Mae Discount Notes	0.133%	7/24/13	100,000	99,980
2	Fannie Mae Discount Notes	0.070%–0.080%	7/31/13	50,000	49,994
2	Fannie Mae Discount Notes	0.070%	8/7/13	324,577	324,535
2	Fannie Mae Discount Notes	0.070%	8/14/13	434,876	434,813
2	Fannie Mae Discount Notes	0.150%	8/21/13	100,000	99,966
2	Fannie Mae Discount Notes	0.063%–0.150%	8/28/13	145,000	144,959
2	Fannie Mae Discount Notes	0.140%	9/4/13	100,000	99,963
2	Fannie Mae Discount Notes	0.080%	9/11/13	7,714	7,712
2	Fannie Mae Discount Notes	0.125%	9/16/13	103,800	103,761
2	Fannie Mae Discount Notes	0.125%	9/25/13	49,615	49,595
2	Fannie Mae Discount Notes	0.125%	10/1/13	54,000	53,977
2	Fannie Mae Discount Notes	0.120%	10/9/13	15,000	14,993
2	Fannie Mae Discount Notes	0.105%	10/16/13	12,000	11,995
2	Fannie Mae Discount Notes	0.105%	11/27/13	105,050	104,995
3	Federal Home Loan Bank Discount Notes	0.137%	6/12/13	285,200	285,188
3	Federal Home Loan Bank Discount Notes	0.120%	6/14/13	121,600	121,595
3	Federal Home Loan Bank Discount Notes	0.110%	6/19/13	200,000	199,989
3	Federal Home Loan Bank Discount Notes	0.145%	6/27/13	50,000	49,995
3	Federal Home Loan Bank Discount Notes	0.090%	6/28/13	10,000	9,999
3	Federal Home Loan Bank Discount Notes	0.085%	7/3/13	258,000	257,980
3	Federal Home Loan Bank Discount Notes	0.074%–0.120%	7/5/13	167,300	167,286
3	Federal Home Loan Bank Discount Notes	0.080%–0.085%	7/10/13	271,066	271,041
3	Federal Home Loan Bank Discount Notes	0.085%–0.130%	7/12/13	302,700	302,667
3	Federal Home Loan Bank Discount Notes	0.130%	7/17/13	175,000	174,971
3	Federal Home Loan Bank Discount Notes	0.140%	7/19/13	145,815	145,788
3	Federal Home Loan Bank Discount Notes	0.073%–0.080%	7/26/13	334,830	334,792
3	Federal Home Loan Bank Discount Notes	0.078%	7/31/13	200,000	199,974
3	Federal Home Loan Bank Discount Notes	0.070%–0.083%	8/2/13	131,700	131,681
3	Federal Home Loan Bank Discount Notes	0.070%	8/7/13	11,000	10,999
3	Federal Home Loan Bank Discount Notes	0.070%	8/9/13	34,800	34,795
3	Federal Home Loan Bank Discount Notes	0.075%	8/14/13	84,000	83,987
3	Federal Home Loan Bank Discount Notes	0.140%	8/21/13	19,620	19,614
3	Federal Home Loan Bank Discount Notes	0.140%	8/23/13	40,000	39,987
3	Federal Home Loan Bank Discount Notes	0.140%–0.150%	8/28/13	98,750	98,715
3	Federal Home Loan Bank Discount Notes	0.140%–0.150%	8/30/13	155,904	155,847
3	Federal Home Loan Bank Discount Notes	0.140%	9/4/13	217,000	216,920
3	Federal Home Loan Bank Discount Notes	0.093%	9/6/13	88,000	87,978
3	Federal Home Loan Bank Discount Notes	0.125%	9/20/13	10,800	10,796
3	Federal Home Loan Bank Discount Notes	0.105%	10/16/13	211,800	211,715
3	Federal Home Loan Bank Discount Notes	0.105%	10/18/13	376,100	375,948
3	Federal Home Loan Bank Discount Notes	0.108%	11/1/13	125,000	124,943
3	Federal Home Loan Bank Discount Notes	0.100%	11/19/13	15,798	15,790

[3,4] Federal Home Loan Banks		0.158%	9/6/13	153,000	152,996
[3,4] Federal Home Loan Banks		0.146%	11/22/13	238,500	238,482
[3,4] Federal Home Loan Banks		0.168%	12/26/13	192,000	192,000
[3,4] Federal Home Loan Banks		0.148%	4/1/14	50,000	49,998
[3,4] Federal Home Loan Banks		0.133%	4/25/14	122,000	122,000
[3,4] Federal Home Loan Banks		0.138%	5/1/14	100,000	99,998
[3,4] Federal Home Loan Banks		0.178%	10/1/14	42,000	41,989
[2,4] Federal Home Loan Mortgage Corp.		0.148%	6/17/13	21,000	21,000
[2,4] Federal Home Loan Mortgage Corp.		0.168%	11/4/13	350,000	350,036
[2,4] Federal National Mortgage Assn.		0.189%	8/12/13	190,000	189,989
[2,4] Federal National Mortgage Assn.		0.168%	11/8/13	150,000	149,980
[2,4] Federal National Mortgage Assn.		0.169%	11/14/13	214,925	214,896
[2,4] Federal National Mortgage Assn.		0.179%	9/11/14	500,000	499,871
[2,4] Federal National Mortgage Assn.		0.163%	2/27/15	515,000	514,775
2	Freddie Mac Discount Notes	0.120%–0.140%	6/10/13	292,195	292,186
2	Freddie Mac Discount Notes	0.110%	6/18/13	50,000	49,997
2	Freddie Mac Discount Notes	0.095%–0.139%	6/24/13	355,000	354,978
2	Freddie Mac Discount Notes	0.085%–0.130%	7/1/13	199,083	199,065
2	Freddie Mac Discount Notes	0.130%	7/9/13	165,000	164,977
2	Freddie Mac Discount Notes	0.080%–0.120%	7/15/13	300,000	299,961
2	Freddie Mac Discount Notes	0.095%–0.133%	7/22/13	180,800	180,772
2	Freddie Mac Discount Notes	0.075%	7/29/13	175,000	174,979
2	Freddie Mac Discount Notes	0.070%	8/5/13	39,800	39,795
2	Freddie Mac Discount Notes	0.070%–0.140%	8/12/13	778,962	778,842
2	Freddie Mac Discount Notes	0.065%	8/19/13	14,286	14,284
2	Freddie Mac Discount Notes	0.150%	8/26/13	25,000	24,991
2	Freddie Mac Discount Notes	0.140%–0.145%	9/3/13	218,000	217,918
2	Freddie Mac Discount Notes	0.095%	9/9/13	43,525	43,513
2	Freddie Mac Discount Notes	0.130%	9/16/13	13,000	12,995
2	Freddie Mac Discount Notes	0.125%–0.130%	9/23/13	214,669	214,582
2	Freddie Mac Discount Notes	0.125%	9/30/13	35,000	34,985
2	Freddie Mac Discount Notes	0.100%	10/28/13	27,000	26,989
	United States Treasury Bill	0.130%	6/27/13	750,000	749,930
	United States Treasury Bill	0.074%	7/5/13	250,000	249,983
	United States Treasury Bill	0.120%	9/5/13	500,000	499,840
	United States Treasury Bill	0.113%–0.115%	9/12/13	750,000	749,757
	United States Treasury Bill	0.108%	9/26/13	215,000	214,925
	United States Treasury Bill	0.103%–0.110%	10/3/13	300,000	299,892
	United States Treasury Bill	0.090%	10/17/13	250,000	249,914
	United States Treasury Bill	0.085%–0.086%	10/24/13	750,000	749,742
	United States Treasury Bill	0.085%	11/7/13	425,000	424,840
	United States Treasury Bill	0.080%–0.083%	11/14/13	645,000	644,759
	United States Treasury Bill	0.085%	11/21/13	250,000	249,898
	United States Treasury Note/Bond	1.125%	6/15/13	124,000	124,048
	United States Treasury Note/Bond	0.375%	6/30/13	23,000	23,005
	United States Treasury Note/Bond	3.375%	6/30/13	1,137,600	1,140,576
	United States Treasury Note/Bond	1.000%	7/15/13	480,000	480,521
	United States Treasury Note/Bond	0.375%	7/31/13	29,000	29,013
	United States Treasury Note/Bond	3.375%	7/31/13	200,000	201,092
	United States Treasury Note/Bond	0.750%	8/15/13	175,000	175,238
	United States Treasury Note/Bond	0.750%	9/15/13	150,000	150,294
	United States Treasury Note/Bond	0.125%	9/30/13	97,000	97,017
	United States Treasury Note/Bond	0.500%	11/15/13	101,800	101,984
	United States Treasury Note/Bond	4.250%	11/15/13	153,000	155,885
	United States Treasury Note/Bond	0.250%	11/30/13	14,000	14,010
	United States Treasury Note/Bond	2.000%	11/30/13	71,000	71,671
Total U.S. Government and Agency Obligations (Cost $20,407,627)					20,407,627

Commercial Paper (20.2%)
Bank Holding Company (0.2%)
PNC Bank NA	0.170%	7/24/13	87,000	86,978

Finance—Auto (1.1%)
American Honda Finance Corp.	0.155%	6/14/13	29,000	28,998
American Honda Finance Corp.	0.170%	6/18/13	11,500	11,499
American Honda Finance Corp.	0.160%	7/10/13	19,000	18,997
American Honda Finance Corp.	0.160%	7/16/13	29,000	28,994
American Honda Finance Corp.	0.160%	7/17/13	3,750	3,749
American Honda Finance Corp.	0.160%	7/18/13	10,000	9,998
American Honda Finance Corp.	0.160%	7/22/13	25,750	25,744
American Honda Finance Corp.	0.160%	7/26/13	5,250	5,249
American Honda Finance Corp.	0.150%	8/6/13	24,250	24,243
5 BMW US Capital LLC	0.160%	6/17/13	9,825	9,824
5 BMW US Capital LLC	0.160%	6/20/13	7,000	7,000
5 BMW US Capital LLC	0.160%	6/27/13	15,000	14,998
5 BMW US Capital LLC	0.160%	6/28/13	11,500	11,499
5 BMW US Capital LLC	0.150%	7/22/13	49,000	48,990
5 BMW US Capital LLC	0.150%	7/23/13	18,000	17,996
5 BMW US Capital LLC	0.150%	7/24/13	5,750	5,749
5 BMW US Capital LLC	0.140%	7/25/13	27,000	26,994
5 BMW US Capital LLC	0.130%	8/1/13	5,000	4,999
5 BMW US Capital LLC	0.130%	8/19/13	66,000	65,981
Toyota Motor Credit Corp.	0.220%	10/7/13	24,000	23,981
				395,482
Finance—Other (3.0%)
5 Chariot Funding LLC	0.180%	6/17/13	20,000	19,998
5 Chariot Funding LLC	0.180%	6/24/13	20,000	19,998
5 Chariot Funding LLC	0.180%	7/1/13	12,250	12,248
5 Chariot Funding LLC	0.180%	7/2/13	48,000	47,993
5 Chariot Funding LLC	0.180%	7/10/13	12,500	12,498
5 Chariot Funding LLC	0.180%	7/16/13	5,000	4,999
General Electric Capital Corp.	0.140%	7/5/13	60,000	59,992
General Electric Capital Corp.	0.140%	7/9/13	6,000	5,999
General Electric Capital Corp.	0.140%–0.170%	7/15/13	25,900	25,895
General Electric Capital Corp.	0.120%	7/23/13	250,000	249,957
5 Jupiter Securitization Co. LLC	0.180%	6/28/13	12,500	12,498
5 Jupiter Securitization Co. LLC	0.180%	7/1/13	12,250	12,248
5 Jupiter Securitization Co. LLC	0.180%	7/2/13	61,000	60,990
5 Jupiter Securitization Co. LLC	0.180%	7/9/13	12,500	12,498
5 Jupiter Securitization Co. LLC	0.180%	7/12/13	12,500	12,497
5 Jupiter Securitization Co. LLC	0.180%	7/16/13	13,000	12,997
5 Jupiter Securitization Co. LLC	0.180%	7/22/13	50,000	49,987
5 Old Line Funding LLC	0.180%	6/10/13	18,049	18,048
5 Old Line Funding LLC	0.180%	6/12/13	31,080	31,078
5 Old Line Funding LLC	0.180%	6/14/13	10,000	9,999
5 Old Line Funding LLC	0.180%	6/18/13	25,000	24,998
5 Old Line Funding LLC	0.180%	6/25/13	36,000	35,996
5 Old Line Funding LLC	0.180%	6/27/13	41,612	41,607
5 Old Line Funding LLC	0.180%	7/8/13	15,500	15,497
5 Old Line Funding LLC	0.180%	7/18/13	12,500	12,497
5 Old Line Funding LLC	0.180%	7/19/13	33,140	33,132
5 Old Line Funding LLC	0.180%	7/22/13	18,413	18,408
5 Straight-A Funding LLC	0.180%	6/3/13	44,364	44,364
5 Straight-A Funding LLC	0.180%	6/3/13	5,250	5,250
5 Straight-A Funding LLC	0.150%	6/4/13	31,000	31,000

5	Straight-A Funding LLC	0.150%	6/4/13	25,042	25,042
5	Straight-A Funding LLC	0.180%	6/6/13	4,762	4,762
5	Straight-A Funding LLC	0.180%	6/7/13	11,500	11,500
5	Straight-A Funding LLC	0.180%	6/7/13	32,028	32,027
5	Straight-A Funding LLC	0.170%	6/17/13	25,000	24,998
5	Straight-A Funding LLC	0.170%	6/17/13	48,750	48,746
5	Straight-A Funding LLC	0.170%	6/17/13	24,500	24,498
					1,126,739
Foreign Banks (3.3%)
5	Australia & New Zealand Banking Group, Ltd.	0.170%	8/1/13	75,000	74,978
[4,5] Australia & New Zealand Banking Group, Ltd.
	(New York Branch)	0.239%	7/15/13	70,000	70,000
[4,5] Australia & New Zealand Banking Group, Ltd.
	(New York Branch)	0.225%	7/24/13	75,000	75,000
5	Australia & New Zealand Banking Group, Ltd.
	(New York Branch)	0.190%	8/15/13	61,245	61,221
[4,5] Australia & New Zealand Banking Group, Ltd.
	(New York Branch)	0.198%	10/8/13	30,000	30,000
[4,5] Commonwealth Bank of Australia		0.248%	6/3/13	50,000	50,000
5	Commonwealth Bank of Australia	0.230%	11/1/13	65,000	64,936
[4,5] Commonwealth Bank of Australia		0.325%	11/1/13	16,000	16,007
	Royal Bank of Canada	0.150%–0.160%	6/21/13	59,500	59,495
[4,5] Westpac Banking Corp.		0.248%	6/7/13	44,000	44,000
[4,5] Westpac Banking Corp.		0.248%	7/5/13	25,000	25,000
[4,5] Westpac Banking Corp.		0.208%	8/1/13	210,000	210,000
[4,5] Westpac Banking Corp.		0.193%	9/25/13	63,000	63,000
[4,5] Westpac Banking Corp.		0.193%	9/26/13	63,000	63,000
[4,5] Westpac Banking Corp.		0.193%	9/27/13	65,000	65,000
[4,5] Westpac Banking Corp.		0.193%	9/30/13	75,000	75,000
[4,5] Westpac Banking Corp.		0.193%	9/30/13	35,000	35,000
[4,5] Westpac Banking Corp.		0.198%	10/16/13	50,000	50,000
[4,5] Westpac Banking Corp.		0.193%	10/25/13	35,000	35,000
[4,5] Westpac Banking Corp.		0.193%	10/25/13	27,000	27,000
[4,5] Westpac Banking Corp.		0.198%	11/7/13	30,000	30,000
[4,5] Westpac Banking Corp.		0.198%	11/20/13	27,000	27,000
					1,250,637
Foreign Governments (5.9%)
	Canada	0.170%	9/27/13	12,500	12,493
	Canada	0.170%	10/7/13	6,500	6,496
6	CPPIB Capital Inc.	0.160%	6/12/13	34,000	33,998
6	CPPIB Capital Inc.	0.160%	6/14/13	35,000	34,998
6	CPPIB Capital Inc.	0.160%	6/17/13	34,500	34,497
6	CPPIB Capital Inc.	0.160%	7/2/13	26,000	25,996
6	CPPIB Capital Inc.	0.160%	7/9/13	48,000	47,992
6	CPPIB Capital Inc.	0.160%	7/23/13	14,500	14,497
6	CPPIB Capital Inc.	0.160%	8/2/13	5,000	4,999
6	CPPIB Capital Inc.	0.150%	8/15/13	26,000	25,992
6	CPPIB Capital Inc.	0.190%	10/11/13	22,014	21,999
	Export Development Canada	0.140%	7/2/13	100,000	99,988
	Export Development Canada	0.130%	7/8/13	50,000	49,993
	Export Development Canada	0.140%	8/1/13	74,000	73,982
	Export Development Canada	0.150%	9/10/13	12,900	12,895
	Province of Ontario	0.160%	6/10/13	11,000	11,000
	Province of Ontario	0.150%	6/19/13	5,350	5,350
	Province of Ontario	0.150%	6/26/13	28,500	28,497
	Province of Ontario	0.150%	6/28/13	47,000	46,995
	Province of Ontario	0.140%	7/2/13	67,389	67,381

Province of Ontario	0.145%	7/3/13	50,000	49,994
Province of Ontario	0.140%	7/8/13	25,000	24,996
Province of Ontario	0.140%	7/9/13	185,300	185,273
Province of Ontario	0.150%	8/14/13	50,000	49,985
Province of Ontario	0.150%	8/15/13	75,000	74,977
Province of Ontario	0.145%	8/19/13	90,225	90,196
Province of Ontario	0.150%	8/20/13	35,000	34,988
Province of Ontario	0.135%–0.150%	9/6/13	65,500	65,475
Province of Ontario	0.150%	9/12/13	15,500	15,493
Province of Ontario	0.180%	10/7/13	6,750	6,746
Province of Ontario	0.180%	10/9/13	132,000	131,914
Province of Ontario	0.180%	10/11/13	24,000	23,984
6 PSP Capital Inc.	0.180%	6/6/13	14,500	14,500
6 PSP Capital Inc.	0.190%	11/12/13	10,000	9,991
6 PSP Capital Inc.	0.190%	11/15/13	14,500	14,487
5 Quebec	0.140%	7/5/13	30,000	29,996
5 Quebec	0.145%	7/8/13	39,685	39,679
5 Quebec	0.140%	7/11/13	208,000	207,968
5 Quebec	0.140%	7/12/13	150,000	149,976
5 Quebec	0.140%	7/15/13	220,000	219,962
5 Quebec	0.150%	7/22/13	13,690	13,687
5 Quebec	0.150%	8/6/13	12,510	12,507
Queensland Treasury Corp.	0.200%	9/12/13	11,750	11,743
Queensland Treasury Corp.	0.240%	10/15/13	48,750	48,706
Queensland Treasury Corp.	0.240%	10/18/13	23,750	23,728
				2,210,989
Foreign Industrial (5.1%)
5 BASF SE	0.150%	6/28/13	200,000	199,978
5 Nestle Capital Corp.	0.150%	7/8/13	117,000	116,982
5 Nestle Capital Corp.	0.140%	7/16/13	200,000	199,965
5 Nestle Capital Corp.	0.140%	7/18/13	82,975	82,960
5 Nestle Capital Corp.	0.120%	8/13/13	100,000	99,976
Nestle Finance International Ltd.	0.160%	6/3/13	23,000	23,000
Nestle Finance International Ltd.	0.160%	6/6/13	50,000	49,999
Nestle Finance International Ltd.	0.155%	6/26/13	67,250	67,243
Nestle Finance International Ltd.	0.155%	6/27/13	24,000	23,997
Nestle Finance International Ltd.	0.150%	7/9/13	31,540	31,535
Nestle Finance International Ltd.	0.145%	8/7/13	54,000	53,985
Nestle Finance International Ltd.	0.200%	10/15/13	14,000	13,989
Nestle Finance International Ltd.	0.200%	10/16/13	32,000	31,976
5 Reckitt Benckiser Treasury Services plc	0.130%	8/9/13	25,250	25,244
5 Reckitt Benckiser Treasury Services plc	0.150%	8/13/13	25,000	24,992
5 Reckitt Benckiser Treasury Services plc	0.150%	8/14/13	51,900	51,884
5 Reckitt Benckiser Treasury Services plc	0.150%	8/15/13	25,250	25,242
5 Reckitt Benckiser Treasury Services plc	0.150%	8/16/13	123,750	123,711
5 Roche Holdings Inc.	0.170%	6/5/13	29,750	29,749
5 Roche Holdings Inc.	0.170%	6/6/13	24,000	23,999
5 Roche Holdings Inc.	0.150%	6/28/13	11,500	11,499
5 Sanofi	0.160%	6/20/13	171,800	171,786
5 Sanofi	0.160%	6/25/13	150,000	149,984
5 Sanofi	0.160%	6/26/13	131,000	130,985
5 Sanofi	0.160%	6/27/13	31,000	30,996
5 Sanofi	0.160%	6/28/13	26,000	25,997
5 Sanofi	0.150%	7/15/13	41,000	40,993
5 Syngenta Wilmington Inc.	0.170%	7/8/13	32,500	32,494
5 Syngenta Wilmington Inc.	0.180%	7/16/13	8,000	7,998
5 Syngenta Wilmington Inc.	0.180%	7/29/13	19,000	18,995

Toyota Credit Canada Inc.	0.240%	10/9/13	5,250	5,245
				1,927,378
Industrial (1.6%)
Caterpillar Financial Services Corp.	0.160%	6/25/13	150,000	149,984
5 Procter & Gamble Co.	0.100%	8/30/13	12,000	11,997
5 The Coca-Cola Co.	0.160%	7/15/13	35,000	34,993
5 The Coca-Cola Co.	0.140%	7/17/13	50,000	49,991
5 The Coca-Cola Co.	0.170%	9/17/13	163,844	163,761
5 The Coca-Cola Co.	0.190%	11/4/13	71,250	71,191
5 The Coca-Cola Co.	0.190%	11/5/13	11,000	10,991
5 The Coca-Cola Co.	0.170%	11/19/13	13,000	12,990
5 Wal-Mart Stores, Inc.	0.130%	7/16/13	50,000	49,992
5 Wal-Mart Stores, Inc.	0.130%	7/22/13	14,500	14,497
5 Wal-Mart Stores, Inc.	0.130%	7/30/13	13,500	13,497
				583,884
Total Commercial Paper (Cost $7,582,087)				7,582,087
Certificates of Deposit (19.8%)
Domestic Banks (3.2%)
JPMorgan Chase Bank NA	0.180%	6/18/13	167,000	167,000
JPMorgan Chase Bank NA	0.180%	7/25/13	35,000	35,000
4 Wells Fargo Bank NA	0.168%	9/5/13	221,000	221,000
4 Wells Fargo Bank NA	0.199%	9/11/13	137,000	137,000
4 Wells Fargo Bank NA	0.189%	9/13/13	441,000	441,000
4 Wells Fargo Bank NA	0.189%	10/9/13	176,000	176,000
4 Wells Fargo Bank NA	0.189%	10/10/13	10,000	10,000
				1,187,000
Eurodollar Certificates of Deposit (8.3%)
4 Australia & New Zealand Banking Group, Ltd.	0.223%	7/25/13	250,000	250,000
4 Australia & New Zealand Banking Group, Ltd.	0.208%	8/5/13	140,000	140,000
4 Australia & New Zealand Banking Group, Ltd.	0.214%	10/11/13	144,000	144,000
4 Australia & New Zealand Banking Group, Ltd.	0.214%	10/15/13	50,000	50,000
4 Australia & New Zealand Banking Group, Ltd.	0.213%	10/16/13	45,000	45,000
4 Australia & New Zealand Banking Group, Ltd.	0.218%	10/17/13	72,000	72,000
4 Australia & New Zealand Banking Group, Ltd.	0.218%	10/18/13	100,000	100,000
4 Australia & New Zealand Banking Group, Ltd.	0.216%	10/23/13	75,000	75,000
4 Australia & New Zealand Banking Group, Ltd.	0.218%	11/4/13	50,000	50,000
4 Commonwealth Bank of Australia	0.228%	6/19/13	100,000	100,000
4 Commonwealth Bank of Australia	0.229%	7/10/13	100,000	100,000
4 Commonwealth Bank of Australia	0.218%	7/16/13	70,000	70,000
4 Commonwealth Bank of Australia	0.218%	7/18/13	65,000	65,000
4 Commonwealth Bank of Australia	0.213%	7/30/13	65,000	65,000
4 Commonwealth Bank of Australia	0.188%	10/4/13	90,000	90,000
4 Commonwealth Bank of Australia	0.189%	10/10/13	40,000	40,000
4 Commonwealth Bank of Australia	0.189%	10/15/13	60,000	60,000
4 Commonwealth Bank of Australia	0.189%	10/15/13	55,000	55,000
4 Commonwealth Bank of Australia	0.188%	10/16/13	45,000	45,000
4 Commonwealth Bank of Australia	0.188%	10/17/13	140,000	140,000
4 Commonwealth Bank of Australia	0.186%	10/23/13	110,000	110,000
4 National Australia Bank Ltd.	0.258%	6/18/13	50,000	50,000
4 National Australia Bank Ltd.	0.258%	6/20/13	30,000	30,000
4 National Australia Bank Ltd.	0.253%	6/27/13	40,000	40,000
4 National Australia Bank Ltd.	0.249%	7/15/13	130,000	130,000
4 National Australia Bank Ltd.	0.248%	7/17/13	130,000	130,000
4 National Australia Bank Ltd.	0.223%	7/29/13	125,000	125,000
4 National Australia Bank Ltd.	0.188%	10/2/13	90,000	90,000
4 National Australia Bank Ltd.	0.188%	10/4/13	120,000	120,000

4 National Australia Bank Ltd.	0.206%	10/23/13	250,000	250,000
4 National Australia Bank Ltd.	0.203%	10/28/13	65,000	65,000
4 National Australia Bank Ltd.	0.208%	11/4/13	175,000	175,000
4 National Australia Bank Ltd.	0.208%	11/18/13	45,000	45,000
				3,116,000
Yankee Certificates of Deposit (8.3%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.198%	9/20/13	50,000	50,000
Bank of Montreal (Chicago Branch)	0.200%	6/6/13	45,000	45,000
Bank of Montreal (Chicago Branch)	0.190%	6/14/13	65,000	65,000
Bank of Montreal (Chicago Branch)	0.190%	6/18/13	60,000	60,000
Bank of Montreal (Chicago Branch)	0.190%	6/19/13	100,000	100,000
Bank of Montreal (Chicago Branch)	0.190%	7/2/13	45,000	45,000
Bank of Montreal (Chicago Branch)	0.190%	7/5/13	75,000	75,000
Bank of Montreal (Chicago Branch)	0.190%	7/12/13	115,000	115,000
Bank of Montreal (Chicago Branch)	0.190%	7/17/13	115,000	115,000
Bank of Montreal (Chicago Branch)	0.190%	7/23/13	50,000	50,000
Bank of Montreal (Chicago Branch)	0.200%	7/24/13	80,000	80,000
Bank of Montreal (Chicago Branch)	0.190%	8/9/13	40,000	40,000
Bank of Nova Scotia (Houston Branch)	0.180%	6/5/13	70,000	70,000
Bank of Nova Scotia (Houston Branch)	0.210%	6/7/13	45,000	45,000
Bank of Nova Scotia (Houston Branch)	0.200%	6/19/13	20,000	20,000
Bank of Nova Scotia (Houston Branch)	0.180%	7/9/13	20,000	20,000
Bank of Nova Scotia (Houston Branch)	0.180%	7/11/13	30,000	30,000
Bank of Nova Scotia (Houston Branch)	0.180%	7/12/13	25,000	25,000
Bank of Nova Scotia (Houston Branch)	0.180%	7/15/13	300,000	300,000
Bank of Nova Scotia (Houston Branch)	0.180%	7/18/13	100,000	99,999
Bank of Nova Scotia (Houston Branch)	0.170%	7/22/13	95,000	94,999
Bank of Nova Scotia (Houston Branch)	0.170%	7/25/13	40,000	40,000
Bank of Nova Scotia (Houston Branch)	0.170%	8/2/13	70,000	70,000
4 Commonwealth Bank of Australia (New York
Branch)	0.198%	11/18/13	39,000	39,000
Royal Bank of Canada (New York Branch)	0.160%	6/21/13	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.195%	6/24/13	40,000	40,000
4 Toronto Dominion Bank (New York Branch)	0.193%	6/26/13	45,000	45,000
4 Toronto Dominion Bank (New York Branch)	0.198%	7/2/13	65,000	65,000
4 Toronto Dominion Bank (New York Branch)	0.198%	7/8/13	190,000	190,000
4 Toronto Dominion Bank (New York Branch)	0.199%	7/10/13	80,000	80,000
Toronto Dominion Bank (New York Branch)	0.305%	7/19/13	43,025	43,032
4 Toronto Dominion Bank (New York Branch)	0.198%	8/20/13	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.199%	9/16/13	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.199%	9/16/13	90,000	90,000
4 Toronto Dominion Bank (New York Branch)	0.198%	10/2/13	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.196%	10/23/13	50,000	50,000
4 Toronto Dominion Bank (New York Branch)	0.178%	11/20/13	50,000	50,000
4 Westpac Banking Corp. (New York Branch)	0.248%	7/1/13	80,000	80,000
Westpac Banking Corp. (New York Branch)	0.160%	8/12/13	25,000	25,000
4 Westpac Banking Corp. (New York Branch)	0.195%	10/24/13	27,000	27,000
4 Westpac Banking Corp. (New York Branch)	0.198%	11/4/13	137,000	137,000
				3,116,030
Total Certificates of Deposit (Cost $7,419,030)				7,419,030
Repurchase Agreements (1.1%)
Bank of Nova Scotia
(Dated 5/31/13, Repurchase Value
$94,001,000, collateralized by Treasury
Inflation Indexed Note/Bond 1.875%,
7/15/13)	0.070%	6/3/13	94,000	94,000

Bank of Nova Scotia
(Dated 4/15/13, Repurchase Value
$225,044,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
2.500%, 7/15/14-1/15/29, U.S. Treasury
Note/Bond 0.000%-5.000%, 7/15/13-
11/15/41)	0.120%	6/7/13	225,000	225,000
RBC Capital Markets LLC
(Dated 5/31/13, Repurchase Value
$35,000,000, collateralized by U.S.
Treasury Note/Bond 1.375%, 5/31/20)	0.050%	6/3/13	35,000	35,000
TD Securities (USA) LLC
(Dated 5/31/13, Repurchase Value
$50,371,000, collateralized by U.S.
Treasury Note/Bond 1.000%-1.375%,
5/31/18-5/31/20)	0.060%	6/3/13	50,371	50,371
Total Repurchase Agreements (Cost $404,371)				404,371
			Shares
Money Market Fund (1.0%)
7 Vanguard Municipal Cash Management Fund
(Cost $383,137)	0.127%		383,137,070	383,137
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (2.2%)
8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Miramar Apartments)
VRDO	0.110%	6/7/13	3,000	3,000
8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments)
VRDO	0.110%	6/7/13	4,095	4,095
8 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose
Project) VRDO	0.140%	6/7/13	3,750	3,750
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.110%	6/7/13	7,165	7,165
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.130%	6/7/13	12,450	12,450
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.090%	6/7/13	75,515	75,515
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.130%	6/7/13	10,250	10,250
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.130%	6/7/13	11,000	11,000
8 California Housing Finance Agency Home
Mortgage Revenue VRDO	0.110%	6/7/13	4,400	4,400
8 California Housing Finance Agency
Multifamily Housing Revenue VRDO	0.120%	6/7/13	5,500	5,500
8 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Belmont Project) VRDO	0.120%	6/7/13	2,100	2,100
8 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Wilshire Court Project) VRDO	0.120%	6/7/13	3,000	3,000

8 Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.120%	6/7/13	2,000	2,000
8 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.130%	6/7/13	2,300	2,300
8 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.120%	6/7/13	2,750	2,750
8 Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.120%	6/7/13	3,800	3,800
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.090%	6/7/13	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.100%	6/7/13	5,365	5,365
8 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.130%	6/7/13	2,300	2,300
8 Greenville County SC Hospital System
Revenue VRDO	0.110%	6/7/13	2,750	2,750
Gulf Coast TX Industrial Development
Authority Revenue (ExxonMobil Project)
VRDO	0.040%	6/3/13	22,400	22,400
8 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.120%	6/7/13	2,515	2,515
8 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	6/7/13	3,450	3,450
8 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	6/7/13	5,050	5,050
8 Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.110%	6/7/13	4,500	4,500
8 Illinois Finance Authority Revenue (Southern
Illinois Healthcare Enterprises Inc.) VRDO	0.130%	6/7/13	12,755	12,755
8 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.110%	6/7/13	10,375	10,375
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.110%	6/7/13	4,765	4,765
8 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.100%	6/7/13	7,910	7,910
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.110%	6/7/13	8,980	8,980
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.110%	6/7/13	4,500	4,500
8 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.110%	6/7/13	5,400	5,400
8 Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.090%	6/7/13	7,000	7,000
8 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami
Children's Hospital) VRDO	0.140%	6/7/13	2,500	2,500

8 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.160%	6/7/13	4,700	4,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.070%	6/3/13	12,600	12,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.080%	6/3/13	14,800	14,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.080%	6/3/13	6,600	6,600
8 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.130%	6/7/13	10,000	10,000
8 New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.110%	6/7/13	6,400	6,400
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.100%	6/7/13	10,400	10,400
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.090%	6/7/13	5,300	5,300
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.120%	6/7/13	18,300	18,300
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.120%	6/7/13	9,000	9,000
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.120%	6/7/13	8,400	8,400
8 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.100%	6/7/13	17,500	17,500
8 New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.100%	6/7/13	3,400	3,400
8 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.100%	6/7/13	4,600	4,600
8 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.130%	6/7/13	9,400	9,400
8 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.100%	6/7/13	22,500	22,500
8 New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.130%	6/7/13	3,700	3,700
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	6/7/13	10,875	10,875
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	6/7/13	23,725	23,725
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.130%	6/7/13	2,700	2,700
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.110%	6/7/13	7,755	7,755

8 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.130%	6/7/13	3,850	3,850
8 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.130%	6/7/13	3,750	3,750
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.120%	6/7/13	6,800	6,800
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.100%	6/7/13	11,600	11,600
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.110%	6/7/13	5,500	5,500
8 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	6/7/13	35,000	35,000
8 Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.110%	6/7/13	11,640	11,640
8 North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.140%	6/7/13	2,000	2,000
8 North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant
Health) VRDO	0.110%	6/7/13	11,095	11,095
8 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.130%	6/7/13	3,085	3,085
Ohio GO VRDO	0.100%	6/7/13	115	115
Ohio State University General Receipts
Revenue VRDO	0.100%	6/7/13	23,400	23,400
Ohio State University General Receipts
Revenue VRDO	0.110%	6/7/13	1,300	1,300
8 Piedmont SC Municipal Power Agency
Revenue VRDO	0.110%	6/7/13	4,000	4,000
8 Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.110%	6/7/13	2,625	2,625
8 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.110%	6/7/13	5,400	5,400
8 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.120%	6/7/13	2,000	2,000
8 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.120%	6/7/13	3,250	3,250
8 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments)
VRDO	0.110%	6/7/13	7,600	7,600
8 San Francisco CA City & County International
Airport Revenue VRDO	0.110%	6/7/13	11,000	11,000
8 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.110%	6/7/13	6,100	6,100
8 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.120%	6/7/13	9,055	9,055
8 St. Cloud MN Health Care Revenue
(CentraCare Health System) VRDO	0.120%	6/7/13	7,675	7,675
8 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.120%	6/7/13	17,075	17,075

	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.130%	6/7/13	10,100	10,100
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.130%	6/7/13	6,800	6,800
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.160%	6/7/13	4,800	4,800
6	Texas GO TOB VRDO	0.080%	6/3/13	100,000	100,000
8	Torrance CA Hospital Revenue (Torrance
	Memorial Medical Center) VRDO	0.110%	6/7/13	5,200	5,200
8	Warren County KY Revenue (Western
	Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.150%	6/7/13	4,700	4,700
8	Warren County KY Revenue (Western
	Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.150%	6/7/13	3,040	3,040
8	Washington Housing Finance Commission
	Non-profit Housing Revenue (Rockwood
	Retirement Communities Program) VRDO	0.110%	6/7/13	1,300	1,300
8	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.130%	6/7/13	6,200	6,200
8	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital)
	VRDO	0.110%	6/7/13	5,000	5,000
Total Tax-Exempt Municipal Bonds (Cost $830,100)					830,100
Corporate Bonds (0.6%)
Finance (0.6%)
	Banking (0.6%)
	Royal Bank of Canada	2.100%	7/29/13	34,019	34,123
4	Royal Bank of Canada (New York Branch)	0.328%	7/11/13	85,000	85,016
4	Toronto-Dominion Bank	0.456%	7/26/13	70,000	70,029
4	Toronto-Dominion Bank	0.724%	11/1/13	20,490	20,532
					209,700
Industrial (0.0%)
	Consumer Cyclical (0.0%)
[4,6] American Honda Finance Corp.		0.873%	8/5/13	5,350	5,356
Total Corporate Bonds (Cost $215,056)					215,056
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
6	Export Development Canada	0.525%	6/24/13	50,000	50,012
	Province of Ontario	3.500%	7/15/13	14,530	14,589
Total Sovereign Bonds (Cost $64,601)					64,601
Taxable Municipal Bonds (0.3%)
[6,8] BlackRock Municipal Bond Trust TOB VRDO		0.110%	6/3/13	4,710	4,710
[6,8] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.110%	6/3/13	2,515	2,515
[6,8] BlackRock Municipal Income Trust TOB
	VRDO	0.110%	6/3/13	54,000	54,000
[6,8] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.110%	6/3/13	7,000	7,000
[6,8] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.110%	6/3/13	4,990	4,990
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	6/3/13	5,170	5,170
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	6/3/13	25,500	25,500

[6,8] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.110%	6/3/13	3,360	3,360
[6,8] BlackRock Strategic Municipal Trust TOB
	VRDO	0.110%	6/3/13	2,555	2,555
[6,8] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.230%	6/7/13	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.230%	6/7/13	2,800	2,800
6	New York State Urban Development Corp.
	Revenue (Personal Income Tax) TOB
	VRDO	0.110%	6/3/13	4,380	4,380
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.230%	6/7/13	1,500	1,500
Total Taxable Municipal Bonds (Cost $121,335)					121,335
Total Investments (99.7%) (Cost $37,427,344)					37,427,344
Other Assets and Liabilities-Net (0.3%)					119,469
Net Assets (100%)					37,546,813

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2013, the aggregate value of these securities was $4,924,152,000, representing 13.1% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $560,649,000, representing 1.5% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of May 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.9%)
Alabama (0.9%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.160%	6/7/13	12,550	12,550
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.130%	6/7/13 LOC	4,000	4,000
1 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.100%	6/3/13 LOC	17,490	17,490
				34,040
Arizona (0.8%)
Apache County AZ Industrial Development
Authority Pollution Control Revenue (Tucson
Electric Power Co. Project) VRDO	0.140%	6/7/13 LOC	13,000	13,000
1 Gilbert AZ GO TOB VRDO	0.130%	6/7/13	17,500	17,500
				30,500
California (6.5%)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.150%	6/7/13	5,000	5,000
California Community College Financing
Authority TRAN	2.000%	12/31/13	10,000	10,104
California GO VRDO	0.100%	6/7/13 LOC	13,100	13,100
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.100%	6/7/13 LOC	3,700	3,700
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	6/3/13 (ETM)	12,325	12,325
California RAN	2.500%	6/20/13	54,000	54,058
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.110%	6/7/13	34,575	34,575
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.110%	6/7/13 LOC	12,505	12,505
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.120%	6/7/13	6,230	6,230
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.130%	6/7/13	25,600	25,600
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.140%	6/7/13	9,000	9,000
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.150%	6/7/13	7,500	7,500
Livermore CA COP VRDO	0.110%	6/7/13 LOC	4,660	4,660
1 Rancho Santiago CA Community College
District GO TOB VRDO	0.120%	6/7/13	21,905	21,905
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.110%	6/7/13	15,885	15,885
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.110%	6/7/13	9,655	9,655

1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.140%	6/7/13	5,000	5,000
				250,802
Colorado (2.9%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.080%	6/3/13 LOC	10,100	10,100
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.080%	6/3/13 LOC	13,470	13,470
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.080%	6/3/13 LOC	2,080	2,080
Colorado Educational & Cultural Facilities
Authority Revenue (Oklahoma's Public Radio)
VRDO	0.120%	6/7/13 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.080%	6/3/13	11,900	11,900
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.140%	6/7/13	9,995	9,995
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.130%	6/7/13	10,400	10,400
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.160%	6/7/13	12,320	12,320
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.120%	6/7/13 LOC	16,000	16,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.120%	6/7/13	14,300	14,300
University of Colorado Hospital Authority
Revenue VRDO	0.130%	6/7/13 LOC	4,540	4,540
				110,295
Connecticut (1.1%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.080%	6/3/13	10,000	10,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.160%	6/7/13	10,330	10,330
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.080%	6/3/13	21,430	21,430
				41,760
District of Columbia (1.3%)
1 District of Columbia GO TOB VRDO	0.120%	6/7/13 LOC	21,330	21,330
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.110%	6/7/13 LOC	14,675	14,675
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.150%	6/7/13 LOC	4,700	4,700
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.140%	6/7/13	5,935	5,935
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.140%	6/7/13	4,010	4,010
				50,650

Florida (5.3%)
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.130%	6/7/13	9,600	9,600
Gainesville FL Utility System Revenue VRDO	0.080%	6/3/13	23,325	23,325
Jacksonville FL Economic Development
Commission Special Facility Airport Revenue
(Holland Sheltair Aviation Group Project)
VRDO	0.130%	6/7/13 LOC	7,830	7,830
Jacksonville FL Electric Authority Electric
System Revenue CP	0.180%	6/6/13	15,335	15,335
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.110%	6/7/13	36,715	36,715
1 Jacksonville FL Special Revenue TOB VRDO	0.140%	6/7/13	3,900	3,900
Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project) VRDO	0.130%	6/3/13 LOC	16,825	16,825
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.130%	6/7/13 LOC	33,600	33,600
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.110%	6/7/13 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.100%	6/3/13 LOC	20,276	20,276
1 South Florida Water Management District COP
TOB VRDO	0.080%	6/3/13	4,800	4,800
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.130%	6/7/13	14,120	14,120
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.130%	6/7/13 LOC	5,400	5,400
				201,726
Georgia (3.5%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.130%	6/7/13 LOC	12,500	12,500
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.130%	6/7/13 LOC	4,800	4,800
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.130%	6/7/13 LOC	4,355	4,355
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.130%	6/7/13 LOC	7,000	7,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.130%	6/7/13 LOC	4,500	4,500
1 Georgia GO TOB PUT	0.220%	8/1/13	11,535	11,535
Gwinnett County GA Hospital Authority
(Gwinnett Hospital System Inc. Project ) RAN
VRDO	0.130%	6/7/13 LOC	3,935	3,935
1 Gwinnett County GA School District GO TOB
VRDO	0.120%	6/7/13	13,380	13,380
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.120%	6/7/13 LOC	27,500	27,500
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.100%	6/7/13	10,200	10,200
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.100%	6/7/13	13,100	13,100

Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.110%	6/7/13	23,050	23,050
				135,855
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.150%	6/7/13	7,700	7,700

Idaho (1.4%)
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	6/7/13 LOC	36,075	36,075
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	6/7/13 LOC	16,505	16,505
				52,580
Illinois (9.3%)
Chicago IL Board of Education GO VRDO	0.120%	6/7/13 LOC	25,480	25,480
Chicago IL Board of Education GO VRDO	0.120%	6/7/13 LOC	3,800	3,800
1 Chicago IL GO TOB VRDO	0.120%	6/7/13	14,280	14,280
1 Chicago IL Water Revenue TOB VRDO	0.140%	6/7/13	7,795	7,795
Chicago IL Water Revenue VRDO	0.120%	6/7/13 LOC	3,760	3,760
Chicago IL Water Revenue VRDO	0.130%	6/7/13 LOC	26,580	26,580
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.120%	6/7/13 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.110%	6/7/13	25,579	25,579
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.110%	6/7/13	25,000	25,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.120%	6/7/13 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.120%	6/7/13 LOC	4,000	4,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.070%	6/3/13	36,285	36,285
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.070%	6/3/13	39,490	39,490
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.110%	6/7/13	25,115	25,115
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.110%	6/7/13 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.070%	6/3/13	23,350	23,350
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.130%	6/7/13	15,035	15,035
1 Illinois Sales Tax Revenue TOB PUT	0.270%	6/13/13	17,945	17,945
				358,394
Indiana (2.0%)
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.120%	6/7/13	14,530	14,530
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.100%	6/7/13 LOC	10,320	10,320
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.110%	6/7/13	23,925	23,925
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.080%	6/3/13	4,300	4,300
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.110%	6/7/13	9,500	9,500

Purdue University Indiana COP VRDO	0.100%	6/7/13	14,685	14,685
				77,260
Iowa (0.5%)
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.130%	6/3/13 LOC	20,000	20,000

Kansas (0.5%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.130%	6/7/13 LOC	20,000	20,000

Kentucky (1.3%)
Christian County KY Association County
Leasing Program Revenue VRDO	0.070%	6/3/13 LOC	9,415	9,415
Christian County KY Association County
Leasing Program Revenue VRDO	0.070%	6/3/13 LOC	12,140	12,140
Christian County KY Association County
Leasing Program Revenue VRDO	0.070%	6/3/13 LOC	8,600	8,600
Shelby County KY GO VRDO	0.070%	6/3/13 LOC	3,280	3,280
Trimble County KY Association of Counties
Leasing Trust Lease Program Revenue
VRDO	0.070%	6/3/13 LOC	15,745	15,745
				49,180
Louisiana (1.6%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.160%	6/7/13 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.130%	6/7/13 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.120%	6/7/13 LOC	23,745	23,745
				60,745
Maryland (0.1%)
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.110%	6/7/13 LOC	5,000	5,000

Massachusetts (1.7%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.130%	6/7/13	15,000	15,000
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.130%	6/7/13 LOC	8,005	8,005
1 Massachusetts GO TOB VRDO	0.100%	6/7/13	4,800	4,800
Massachusetts GO VRDO	0.100%	6/7/13	27,000	27,000
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.080%	6/3/13	12,190	12,190
				66,995
Michigan (1.1%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.070%	6/3/13 LOC	15,100	15,100
Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.080%	6/3/13 LOC	11,250	11,250

Oakland University of Michigan Revenue VRDO	0.120%	6/7/13 LOC	10,930	10,930
1 Wayne State University Michigan Revenue TOB
VRDO	0.080%	6/3/13	6,660	6,660
				43,940
Minnesota (0.1%)
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.130%	6/7/13	2,555	2,555

Mississippi (0.4%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.100%	6/7/13	15,000	15,000

Missouri (2.4%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.100%	6/7/13	29,380	29,380
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	6/7/13	35,000	35,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	6/7/13	8,450	8,450
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.110%	6/7/13	19,075	19,075
				91,905
Nebraska (2.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.120%	6/7/13	9,855	9,855
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.130%	6/3/13 LOC	5,050	5,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.130%	6/7/13	47,060	47,060
1 Nebraska Public Power District Revenue TOB
VRDO	0.120%	6/7/13 LOC	24,285	24,285
1 Nebraska Public Power District Revenue TOB
VRDO	0.130%	6/7/13 (13)	5,000	5,000
				91,250
New Hampshire (0.4%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University) VRDO	0.100%	6/7/13 LOC	13,600	13,600

New Jersey (0.1%)
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.100%	6/7/13	5,300	5,300

New Mexico (1.4%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.090%	6/7/13 LOC	20,000	20,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.100%	6/7/13	14,045	14,045

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.100%	6/7/13	10,265	10,265
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.120%	6/7/13	9,900	9,900
				54,210
New York (19.0%)
Long Island NY Power Authority Electric System
Revenue VRDO	0.110%	6/7/13 LOC	2,300	2,300
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.110%	6/7/13	8,300	8,300
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.120%	6/7/13	15,000	15,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.160%	6/7/13	6,700	6,700
Nassau NY Health Care Corp. VRDO	0.110%	6/7/13 LOC	18,560	18,560
1 New York City NY GO TOB VRDO	0.100%	6/3/13 LOC	12,260	12,260
New York City NY GO VRDO	0.070%	6/3/13	5,700	5,700
New York City NY GO VRDO	0.070%	6/3/13	7,500	7,500
New York City NY GO VRDO	0.070%	6/3/13	3,700	3,700
New York City NY GO VRDO	0.070%	6/3/13	3,400	3,400
New York City NY GO VRDO	0.070%	6/3/13	7,480	7,480
New York City NY GO VRDO	0.070%	6/3/13	5,050	5,050
New York City NY GO VRDO	0.140%	6/3/13 LOC	24,000	24,000
New York City NY GO VRDO	0.140%	6/7/13 LOC	18,000	18,000
New York City NY GO VRDO	0.160%	6/7/13 LOC	29,730	29,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.130%	6/7/13 LOC	15,700	15,700
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	6/3/13	8,530	8,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.120%	6/7/13 LOC	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.130%	6/7/13	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.130%	6/7/13 LOC	25,000	25,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.100%	6/7/13 LOC	5,200	5,200
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	6/3/13	6,000	6,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	6/3/13	17,400	17,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.070%	6/3/13	14,400	14,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	6/3/13	7,925	7,925

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/3/13	14,925	14,925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	6/3/13	14,240	14,240
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	6/7/13	20,340	20,340
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.130%	6/7/13	5,535	5,535
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.100%	6/7/13	11,700	11,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.110%	6/7/13	39,400	39,400
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.070%	6/3/13	2,485	2,485
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.100%	6/7/13	4,200	4,200
New York City NY Transitional Finance Authority
Revenue VRDO	0.090%	6/3/13	37,800	37,800
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.140%	6/7/13 LOC	5,200	5,200
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	9,200	9,200
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	6,100	6,100
1 New York Liberty Development Corp. Revenue
TOB PUT	0.220%	8/1/13	3,495	3,495
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.140%	6/7/13 (13)	16,000	16,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.090%	6/7/13 LOC	38,185	38,185
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.100%	6/7/13 LOC	20,300	20,300
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.110%	6/7/13 LOC	28,265	28,265
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.150%	6/7/13 (13)	8,000	8,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.100%	6/7/13 LOC	20,700	20,700
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.160%	6/7/13	8,535	8,535
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.110%	6/7/13 LOC	8,575	8,575
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.100%	6/7/13 LOC	1,390	1,390
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.100%	6/7/13 LOC	15,200	15,200
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.110%	6/7/13 LOC	4,100	4,100
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.110%	6/7/13 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.110%	6/7/13 LOC	8,090	8,090

New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.130%	6/7/13	5,000	5,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.110%	6/7/13	9,100	9,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	6/7/13 LOC	8,555	8,555
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.090%	6/7/13	5,130	5,130
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.140%	6/7/13 LOC	10,000	10,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.080%	6/3/13 LOC	7,835	7,835
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.110%	6/7/13 LOC	7,940	7,940
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.120%	6/7/13 LOC	8,425	8,425
				731,380
North Carolina (3.4%)
Cary NC GO VRDO	0.120%	6/7/13	5,075	5,075
Charlotte NC Water & Sewer System Revenue
VRDO	0.120%	6/7/13	13,200	13,200
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.100%	6/7/13 LOC	10,000	10,000
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.130%	6/7/13	21,415	21,415
Forsyth County NC GO VRDO	0.130%	6/7/13	20,260	20,260
North Carolina Capital Facilities Finance Agency
Recreational Facilities Revenue (YMCA of
Greater Winston-Salem) VRDO	0.130%	6/7/13 LOC	9,000	9,000
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.140%	6/7/13 LOC	3,340	3,340
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.130%	6/7/13 LOC	11,010	11,010
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.120%	6/7/13 LOC	1,845	1,845
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.140%	6/7/13 LOC	19,240	19,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.130%	6/7/13 LOC	5,950	5,950
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.150%	6/7/13	9,380	9,380
				129,715
Ohio (11.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.070%	6/3/13 LOC	28,640	28,640
1 Cleveland OH Water Works Revenue TOB
VRDO	0.120%	6/7/13	16,850	16,850
Cleveland OH Water Works Revenue VRDO	0.150%	6/7/13 LOC	7,500	7,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.130%	6/7/13 LOC	6,405	6,405

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.120%	6/7/13	10,000	10,000
Columbus OH GO VRDO	0.100%	6/7/13	26,935	26,935
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.120%	6/7/13 LOC	9,230	9,230
Columbus OH Sewer Revenue VRDO	0.100%	6/7/13	3,950	3,950
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.150%	6/7/13 LOC	10,685	10,685
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.130%	6/7/13	10,250	10,250
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.120%	6/7/13 LOC	2,785	2,785
1 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.140%	6/7/13	2,400	2,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.120%	6/7/13	8,015	8,015
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.120%	6/7/13	6,100	6,100
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.120%	6/7/13	31,460	31,460
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.130%	6/7/13	4,400	4,400
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.140%	6/7/13	2,970	2,970
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.150%	6/7/13	3,600	3,600
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.120%	6/7/13	8,450	8,450
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.050%	6/3/13	4,700	4,700
Ohio Common Schools GO VRDO	0.100%	6/7/13	11,985	11,985
Ohio Common Schools GO VRDO	0.100%	6/7/13	8,470	8,470
Ohio Common Schools GO VRDO	0.100%	6/7/13	10,570	10,570
Ohio GO VRDO	0.100%	6/7/13	19,140	19,140
Ohio GO VRDO	0.100%	6/7/13	3,840	3,840
1 Ohio Higher Education GO TOB VRDO	0.120%	6/7/13	5,735	5,735
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.180%	8/1/13	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.120%	6/7/13 LOC	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	6/3/13	13,650	13,650
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	6/3/13	10,000	10,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.100%	6/3/13	28,725	28,725
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.120%	6/7/13	25,000	25,000

Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.110%	6/7/13 LOC	10,375	10,375
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.120%	6/7/13 LOC	2,190	2,190
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.080%	6/3/13	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.080%	6/3/13	15,095	15,095
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.140%	6/7/13	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.100%	6/7/13	19,915	19,915
Ohio State University General Receipts
Revenue VRDO	0.100%	6/7/13	16,860	16,860
Ohio State University General Receipts
Revenue VRDO	0.110%	6/7/13	6,735	6,735
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.130%	6/7/13 LOC	12,700	12,700
				449,240
Oregon (1.0%)
Oregon GO (Veterans Welfare) VRDO	0.070%	6/3/13	12,500	12,500
Oregon Health & Science University Revenue
VRDO	0.110%	6/7/13 LOC	12,600	12,600
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.110%	6/7/13	9,145	9,145
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.120%	6/7/13 LOC	4,600	4,600
				38,845
Pennsylvania (2.6%)
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	6/7/13	13,490	13,490
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	6/7/13	9,900	9,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.100%	6/7/13 LOC	4,270	4,270
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.130%	6/7/13 LOC	34,200	34,200
1 Pennsylvania GO TOB VRDO	0.120%	6/7/13	10,055	10,055
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.080%	6/3/13 LOC	26,320	26,320
				98,235
South Carolina (1.0%)
Greenville County SC Hospital System Revenue
VRDO	0.110%	6/7/13 LOC	5,000	5,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.120%	6/7/13 LOC	17,085	17,085
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.120%	6/7/13 LOC	17,200	17,200
				39,285

South Dakota (0.1%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.100%	6/7/13	4,500	4,500

Tennessee (1.8%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.130%	6/7/13 LOC	16,670	16,670
Shelby County TN GO VRDO	0.100%	6/7/13	48,450	48,450
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.140%	6/7/13	5,000	5,000
				70,120
Texas (6.4%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.080%	6/3/13	4,995	4,995
1 Denton TX Independent School District GO TOB
VRDO	0.140%	6/7/13	7,385	7,385
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	6/3/13	4,900	4,900
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.120%	6/7/13 LOC	5,000	5,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.070%	6/3/13	4,000	4,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.100%	6/7/13	7,415	7,415
1 Houston TX Utility System Revenue TOB VRDO	0.120%	6/7/13 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.100%	6/7/13 LOC	4,425	4,425
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.130%	6/7/13	37,000	37,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.110%	6/7/13 LOC	5,750	5,750
1 Texas GO TOB VRDO	0.080%	6/3/13	23,800	23,800
1 Texas GO TOB VRDO	0.120%	6/7/13	945	945
1 Texas GO TOB VRDO	0.130%	6/7/13	5,230	5,230
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.130%	6/7/13 LOC	4,730	4,730
Texas TRAN	2.500%	8/30/13	60,000	60,337
Texas Transportation Commission Mobility Fund
GO VRDO	0.130%	6/7/13	25,975	25,975
1 Texas Transportation Commission Revenue
TOB VRDO	0.120%	6/7/13	1,490	1,490
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.120%	6/7/13	9,935	9,935
University of Texas Permanent University Fund
Revenue VRDO	0.070%	6/7/13	20,000	20,000
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.130%	6/7/13	4,500	4,500
				245,812
Utah (1.6%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	6/3/13	13,700	13,700

Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	6/3/13	24,530	24,530
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.070%	6/3/13	24,790	24,790
				63,020
Vermont (0.7%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.110%	6/7/13 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue
VRDO	0.110%	6/7/13	7,985	7,985
				26,630
Virginia (1.1%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.130%	6/7/13 LOC	15,045	15,045
Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.120%	6/7/13 LOC	8,100	8,100
1 University of Virginia Revenue TOB VRDO	0.120%	6/7/13	1,010	1,010
Virginia Commonwealth University Health
System Authority Revenue VRDO	0.100%	6/3/13 LOC	4,740	4,740
1 Virginia Public Building Authority Public Facilities
Revenue TOB VRDO	0.130%	6/7/13	13,650	13,650
				42,545
Washington (1.0%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.120%	6/7/13	5,900	5,900
1 King County WA Sewer Revenue TOB VRDO	0.080%	6/3/13	7,800	7,800
1 Seattle WA Water System Revenue TOB VRDO	0.150%	6/7/13	5,060	5,060
1 Washington GO TOB VRDO	0.140%	6/7/13	10,000	10,000
1 Washington GO TOB VRDO	0.140%	6/7/13	7,995	7,995
				36,755
West Virginia (0.4%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.130%	6/7/13 LOC	16,440	16,440

Wisconsin (0.9%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.080%	6/3/13 LOC	22,350	22,350
Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.130%	6/3/13 LOC	5,620	5,620
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.130%	6/3/13 LOC	5,615	5,615
				33,585
Total Tax-Exempt Municipal Bonds (Cost $3,917,349)				3,917,349
Total Investments (101.9%) (Cost $3,917,349)				3,917,349
Other Assets and Liabilities-Net (-1.9%)				(71,254)
Net Assets (100%)				3,846,095

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $707,616,000, representing 18.4% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.